Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Intangible Assets
Intangible Assets

Note 9. Intangible Assets

The definite-lived intangible assets, to be amortized over 20 years, balances, and activity for the nine months ended September 30, 2023, year ended December 31, 2022 consisted of the following:

	09/30/2023			12/31/2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definitive-lived:
Developed technology	$22,260,000	$(3,061,000)	$19,199,000	$22,260,000	$(2,226,000)	$20,034,000
Total	$22,260,000	$(3,061,000)	$19,199,000	$22,260,000	$(2,226,000)	$20,034,000

The following table represents future amortization of developed technologies for the years ending December 31:

2023	$279,000
2024	$1,113,000
2025	$1,113,000
2026	$1,113,000
2027	$1,113,000
Thereafter	$14,468,000

IMPACT Biomedical, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

Note 9. Intangible Assets

The definite-lived intangible assets, to be amortized over 20 years, balances and activity for the years ended December 31, 2022, and 2021 consisted of the following:

	12/31/2022			12/31/2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definitive-lived:
Developed technology	$22,260,000	$(2,226,000)	$20,034,000	$22,260,000	$(1,113,000)	$21,147,000
Total	$22,260,000	$(2,226,000)	$20,034,000	$22,260,000	$(1,113,000)	$21,147,000

The following table represents future amortization of developed technologies:

2022	$1,113,000
2023	$1,113,000
2024	$1,113,000
2025	$1,113,000
2026	$1,113,000
Thereafter	$14,469,000

IMPACT Biomedical, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

In March 2021, the fair value of the assets acquired by DSS on August 21, 2020, was concluded. An impairment analysis was conducted for financial reporting purposes in connection with U.S. GAAP and ASC 360-10, Impairment and Disposal of Long-Lived Assets. Although the Company has a history of negative cash flows from operations, its financing arrangement with DSS (see Note 9) provides the opportunity to fund ongoing operations. This, as well as there being no other indicators present for impairment, has led management to conclude that no impairment is necessary for the years ended December 31, 2022, and 2021.